Segmented Information (Tables)	9 Months Ended
Aug. 31, 2021
Segment Reporting [Abstract]
Revenue from external customers and long-lived assets, by geographical areas
		Three months ended		Nine months ended
	August 31,	August 31,	August 31,	August 31,
	2021	2020	2021	2020
	$	$	$	$

Revenue
United States	-	328,781	-	1,102,075

			August 31,	November 30,
			2021	2020
			$	$
Total assets
Canada			3,456,856	3,387,055

Total property and equipment
Canada			1,573,993	1,770,137